Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses
Trade payables		$ 366,321	$ 1,246,347
Accrued salaries and benefits		54,569	132,266
Accrued contractor expense		47,956	17,246
Government grant repayment accrual		10,274
Other accrued expenses		269,747	265,724
Total	$ 6,883,598	$ 748,867	$ 1,661,583